REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,330	$ 1,458
Contract assets (Note 6)	132	153
Long-term contract assets (Note 13)	192	102
Contract liabilities	129	61
Long-term contract liabilities (Note 16)	203	226
Revenue recognized	$ 18	$ 6